Summary of significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2023
Minimum
Land use rights, net
Estimated useful lives (in years)	18 years
Maximum
Land use rights, net
Estimated useful lives (in years)	70 years
Non-compete Agreement | Minimum
Intangible assets, net
Estimated useful lives (in years)	5 years
Non-compete Agreement | Maximum
Intangible assets, net
Estimated useful lives (in years)	8 years
Domain names and trademarks | Minimum
Intangible assets, net
Estimated useful lives (in years)	5 years
Domain names and trademarks | Maximum
Intangible assets, net
Estimated useful lives (in years)	20 years
Customer relationship | Minimum
Intangible assets, net
Estimated useful lives (in years)	3 years
Customer relationship | Maximum
Intangible assets, net
Estimated useful lives (in years)	10 years
Technology and others | Minimum
Intangible assets, net
Estimated useful lives (in years)	3 years
Technology and others | Maximum
Intangible assets, net
Estimated useful lives (in years)	10 years